Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Jun. 29, 2015
Registrant Name		dei_EntityRegistrantName	Investment Managers Series Trust II
CIK		dei_EntityCentralIndexKey	0001587982
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Jun. 29, 2015
Effective Date		dei_DocumentEffectiveDate	Jun. 29, 2015
Prospectus Date		rr_ProspectusDate	Jun. 29, 2015
Kaizen Hedged Premium Spreads Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the Kaizen Hedged Premium Spreads Fund (the “Fund”) is to seek risk-adjusted returns which are uncorrelated to the broader markets.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Your Account With The Fund - Class A Shares” on page 18 of this Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund pursues its investment objective primarily by simultaneously purchasing and writing (selling) put or call options on major equity indexes (e.g., the S&P 500® Index and the NASDAQ 100 Index (NDX)). This strategy is referred to as a “credit spread” or “vertical credit spread” and, more specifically, entails the simultaneous purchase and sale of options of the same type (puts or calls) with respect to the same index and with the same expiration date, but at different exercise (“strike”) prices. The Fund’s returns are driven by the premiums received by the Fund when writing options (puts or calls) from purchasers seeking protection below a certain level of asset decline (through a put) or seeking participation in the asset price increase above a certain level (through a call). .

The Fund enters into credit put spreads or credit call spreads based on the sub-advisor’s outlook with respect to the broad stock market. The Fund uses market data to determine its “bear” or “bull” position bias and the Fund only takes a bullish or bearish position on the market at any given time.

• To take a bullish position (i.e. the sub-advisor believes that the overall value of the stock market will stay the same or increase), the Fund enters into a vertical credit put spread by writing a put on an index and buying another put on the same index with the same expiration date, but with a lower strike price. Therefore, the put the Fund has bought is less expensive than the put the Fund has written. If the Fund has not closed a vertical credit put spread prior to expiration of the spread, the Fund will realize a gain if the price of the underlying index remains above the strike price of the written put at expiration. On the other hand, if the price of the underlying index falls below the strike price of the written put at expiration, the Fund may incur a loss.

• To take a bearish position (i.e. the sub-advisor believes that the overall value of the stock market will stay the same or decrease), the Fund enters into a vertical credit call spread by writing a call on an index and buying another call on the same index with the same expiration date, but with a higher strike price. Therefore, the call the Fund has bought is less expensive than the call the Fund has written. If the Fund has not closed a vertical credit call spread prior to expiration of the spread, the Fund will realize a gain if the price of the underlying index remains below the strike price of the written call at expiration. On the other hand, if the price of the underlying index rises above the strike price of the written call at expiration, the Fund may incur a loss.

The Fund typically writes index put options and call options with weekly and monthly expirations. The Fund will generally have up to 15 credit spreads at any given time, with up to 25% exposure to a single equity index credit spread. The equity indexes with respect to which the Fund will purchase and write options are generally diversified.

The Fund intends to use a hedging strategy to seek to mitigate losses relating to sudden and extreme market declines. A declining market generally negatively affects the Fund’s credit put spreads. To hedge against this, the Fund intends to purchase and sell call and put options or futures on the CBOE Volatility Index® (the “VIX®”), which is considered a benchmark for stock market volatility. The value of a VIX® hedge typically increases during sudden and extreme market declines.

All option positions held by the Fund are exchange-traded and collateralized with cash, cash equivalents (for example, Treasury Bills and money market fund shares), other listed options or debt rated investment grade by at least one nationally recognized statistical rating organization (“NRSRO”). The Fund segregates cash or other liquid assets (for example, Treasury Bills and money market fund shares) in an amount equal to the Fund’s obligations under each put option sold by the Fund so that each option sold is secured, or “covered.” The Fund will limit the use of leverage by ensuring that the aggregate value of the underlying indexes (as measured by the strike price of the options) of the put options sold will not exceed the Fund’s total net assets.

The Fund’s sub-advisor, ZEGA Financial, LLC (“ZEGA” or the “Sub-Advisor”), seeks to provide returns by employing its high probability credit spread strategy in which ZEGA manages a portfolio of options by identifying strikes that are considered moderately “out-of-the-money” and which it believes have a high probability of successfully expiring worthless. An “out-of-the-money” option is a call option with a strike price that is higher than the market price of the underlying asset or a put option with a strike price that is lower than the market price of the underlying asset. If an option is still out of the money at expiration, the option expires with no value.

ZEGA determines the Fund’s exposure to each credit spread by first evaluating and seeking to understand the risk metrics associated with the relevant position, including analyzing the impact of volatility on the underlying equity indexes. ZEGA simulates potential return calculations and the Fund will not establish a credit spread position unless ZEGA concludes that the potential rate of return exceeds the probability of a potential loss. ZEGA uses market data to determine whether to make a credit put spread (bullish position) or a credit call spread (bearish position). ZEGA employs proprietary analysis techniques to continually monitor the Fund’s credit spreads for potential exit triggers (e.g., the increased probability of an option being exercised) to ascertain if a buy back of a written option is needed. In addition, if markets move favorably early enough in the lifecycle of a trade, ZEGA may exit the relevant position to secure a gain and redeploy the capital at the next market opportunity.

When the Sub-Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash and cash equivalents (including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances), as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by an NRSRO. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Risk, Heading		rr_RiskHeading	Principal Risks of Investing
Risk, Narrative		rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

The Fund’s investment strategy typically has a low correlation to stocks. However, a significant move in the broad equity markets in a short time period can sometimes result in an increased correlation of the strategy to stocks.

Written Options Risk. The Fund will incur a loss as a result of writing (selling) options (also referred to as a short position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options and futures. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase Fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it would submit derivatives trades for clearing, including in some cases from fellow clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Futures Risk. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. The Fund’s use of futures contracts (and related options) exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the Fund has deposited or will have to deposit with a broker to maintain its futures position. Leverage can lead to large losses as well as gains. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts.

Leveraging Risk. Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy obligations.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Hedging Transactions Risk. Hedging transactions involve risks different than those of underlying investments. In particular, the variable degree of correlation between price movements of hedging transactions and price movements in the position being hedged means that losses on the hedge may be greater than gains in the value of the Fund’s positions, opportunities for gain may be limited or that there may be losses on both parts of a transaction. Whether the Fund hedges successfully will depend on the Sub-Advisor’s ability to predict pertinent market movements and the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. There can be no assurance that any hedging transactions the Fund engages in will be successful. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging involves its own costs.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Index Risk. If a derivative is linked to the performance of an index, the derivative will be subject to the risks associated with changes in that index.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money		rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Kaizen Hedged Premium Spreads Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	KZSAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		kaizenhpsf_WireFee	$ 20.00
Overnight check delivery fee		kaizenhpsf_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	1.45%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fees of up to 0.15%)	[1]	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.11%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.10%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 751
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,174
Kaizen Hedged Premium Spreads Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	KZSCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	[3]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		kaizenhpsf_WireFee	$ 20.00
Overnight check delivery fee		kaizenhpsf_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	1.45%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (includes shareholder service fees of up to 0.15%)	[1]	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.86%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.85%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 390
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	885
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	288
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	$ 885
Kaizen Hedged Premium Spreads Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	KZSIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		kaizenhpsf_WireFee	$ 20.00
Overnight check delivery fee		kaizenhpsf_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	1.45%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fees of up to 0.15%)	[1]	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.86%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.85%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 188
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 584

[1]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.10%,2.85%, and 1.85% of the average daily net assets of Class A, Class C and Class I Shares respectively. This agreement is in effect until June 30, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.
[3]	Class C Shares of the Fund are subject to a contingent deferred sales charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase.